Expense Example, No Redemption - PIMCO Emerging Markets Local Currency and Bond Fund	A 1 Year	A 3 Years	A 5 Years	A 10 Years	C 1 Year	C 3 Years	C 5 Years	C 10 Years
USD ($)	536	876	1,238	2,256	243	748	1,280	2,736